UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414)-765-6115
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2018

Date of reporting period:  August 31, 2018

Item 1. Reports to Stockholders.

Annual Report

August 31, 2018

Fiera Capital STRONG Nations Currency Fund

Institutional Class
(SCAFX)

Investment Adviser

Fiera Capital Inc.
375 Park Avenue, 8th Floor
New York, New York  10152

Phone: 1-844-GOFIERA (1-844-463-4372)

Table of Contents

LETTER TO SHAREHOLDERS	3

EXPENSE EXAMPLE	8

INVESTMENT HIGHLIGHTS	10

SCHEDULE OF INVESTMENTS	13

SCHEDULE OF OPEN FORWARD FOREIGN CURRENCY CONTRACTS	15

STATEMENT OF ASSETS AND LIABILITIES	16

STATEMENT OF OPERATIONS	17

STATEMENTS OF CHANGES IN NET ASSETS	18

FINANCIAL HIGHLIGHTS	19

NOTES TO FINANCIAL STATEMENTS	20

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	30

BASIS FOR TRUSTEES’ APPROVAL OF
INVESTMENT ADVISORY AGREEMENT	31

NOTICE OF PRIVACY POLICY & PRACTICES	35

ADDITIONAL INFORMATION	36

Dear Shareholder,

Management Discussion Of Fund Performance

Our goal is to provide investors with the diversification benefits of currencies as an asset class, in a risk-managed fashion, with an emphasis on investing in those currencies associated with strong balance sheet nations. Currency returns for the 12-month period ended August 31, 2018 reflected the turbulence in international relations that characterized this period, the political upheavals around the globe, and the economic uncertainty that was a justifiable cause of concern for investors.  This was a period that was positive for the Dollar and the U.S. Dollar rallied against many currencies. During the period the U.S. economy outperformed its peers in the developed world, U.S. interest rates rose, and U.S. equity markets also rallied. This attracted capital from abroad to the U.S. Dollar.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-844-GOFIERA. The Gross Expense Ratio is 1.11% (Institutional Class). Effective May 30, 2014 Investor Class shares were closed and converted into the Fund’s Institutional Class shares.

The Japanese Yen – a traditional “safe haven” despite its deteriorating balance sheet, performed well relative to the peer group and was one of the better performing currencies for the year – despite its problems. Another traditional currency that we do not purchase is the British Pound, a fading hegemon whose future is cloudy due to Brexit. The pound performed well in large measure because expectations for Brexit were so poor a year ago, that the UK government’s muddling along strategy exceeded market expectations. We do not invest in the Japanese Yen as we view Japan as a declining hegemon whose overleveraged national balance sheet and deteriorating demographics make it an unsuitable investment for our approach.  We do not invest in the British Pound for similar reasons, and Brexit has underscored our concerns about the longer-term future of the currency. Gold, another traditional “safe haven”, performed poorly during this period. The U.S. economy accelerated, stocks surged, and sage haven investments like Gold became investment orphans. Nonetheless, one of our goals as a Fund is to act like a private client’s own central bank, and, just as central banks own gold, so does our fund in limited amounts. Gold can be a very volatile investment so we generally seek to limit the fund’s exposure to under 10%.

FUND AND CURRENCY RETURNS 8/31/17 – 8/31/18

Source: Bloomberg
Past performance is no guarantee of future results.

Though there were notable spikes in volatility during the period, benchmarks that reflect worry about markets and the world generally declined, as seen in the charts below.  Most notable was the surge in volatility of the JP Morgan Emerging Markets Volatility Index that occurred at the end of the period. The rise in U.S. interest rates, which accelerated the Dollar rally in the second half of the period, placed great strains on Emerging Markets (EM) currencies. This had a negative impact on our strategy as a number of our currencies are considered EM though their balance sheets are strong. Looking forward, interest rate differentials between the U.S. and the rest of the world, we believe, are now peaking and this is consistent with a top in the Dollar. Especially important, inflation is now rising in the U.S. at a rate meaningfully faster than many of the nations in our solution set.  When a nation’s inflation rate is higher than its peers, its currency typically begins to depreciate as it becomes a less reliable store of economic value. Furthermore, as rates go up overseas, the additional spread investors from abroad earn for being in U.S. Dollar bonds begins to get smaller – this is negative for the Dollar as well.

MARKET INDICATORS 8/31/17 – 8/31/18

JPM EM VOLATILITY INDEX	VIX INDEX

DIFFERENCE OF 12 MONTH ROLLING RETURNS, MID CAP AVERAGE* – EURO

Source: Bloomberg as of August 31, 2018
Past performance is not indicative of future results.

*
The Mid Cap Average is float weighted baskets of currencies with 0.5-5.0% share of total foreign currency daily turnover as of 12/31/13 per the Bank of International Settlements. It includes: Australian Dollar, Swiss Franc, Canadian Dollar, Mexican Peso, Chinese Renminbi, New Zealand Dollar, Swedish Krona, Russian Ruble, Hong Kong Dollar, Norwegian Krone, Singapore Dollar, Turkish New Lira, South Korean Won, South African Rand, and Brazilian Real.

SD = Standard Deviation, a measure of volatility.

An important part of our STRONG investment process is evaluating the strength of nations. The tables below show key characteristics of STRONG nations, G4 (fading hegemons – U.S., EU, Great Britain, and Japan) and BRIC (Brazil, Russia, India and China) countries. We evaluate nations not just based on fundamental metrics, but social metrics. We prefer nations with lower debt/gross domestic product (GDP) ratios, smaller budget deficits (a surplus is preferred), and a positive current account balance. We also believe freer societies are better investments. We score nations by a variety of metrics to evaluate freedom. We use data from the Heritage Foundation, the World Bank, and the Fraser Institute. As the tables below show, STRONG nations generally have less debt, a better fiscal position, and a better current account position than G4 and BRIC countries. In aggregate, STRONG nations also score better on indicators of freedom. These data sets help us appreciate if a society is open and respects property rights and the rule of law. If a society does not protect the rights of its people, we do not believe it will protect the rights of foreign investors. That is why we never will buy the Russian Ruble or China’s Yuan. When these nations are no longer dictatorships, or fascist regimes, we will reconsider our positions.

Values within country groups are equally weighted.
1
The STRONG grouping is an equally-weighted basket of measures across: Australia, Canada, Chile, the Czech Republic, Hong Kong, the Eurozone, Israel, New Zealand, Norway, Singapore, South Korea, Sweden, Taiwan, and the United Kingdom.

2	Source: International Monetary Fund, World Economic Outlook Database, most recent data available as of April 30, 2016. Values within country groups are equally weighted.
3
Index of Economic Freedom. Source: The Heritage Foundation, 2016. It measures ten components of economic freedom, assigning a grade in each using a scale from 0 to 100, where 100 represents the maximum freedom. A country’s overall economic freedom score is a simple average of its scores on the 10 individual freedoms, which are grouped into four broad categories: Rule of Law (property rights, freedom from corruption); Limited Government (fiscal freedom, government spending); Regulatory Efficiency (business freedom, labor freedom, monetary freedom); and Open Markets (trade freedom, investment freedom, financial freedom).

4
Worldwide Governance Indicators. Source: International Monetary Fund, World Economic Outlook Database, April 2016. Values within country groups are equally weighted. It reports aggregate and individual governance indicators for 213 economies over the period 1996–2010, for six dimensions of governance: Voice and Accountability; Political Stability and Absence of Violence; Government Effectiveness; Regulatory Quality; Rule of Law; and Control of Corruption.  The aggregate indicators combine the views of a large number of enterprise, citizen and expert survey respondents in industrial and developing countries. The individual data sources underlying the aggregate indicators are drawn from a diverse variety of survey institutes, think tanks, non-governmental organizations, and international organizations.

5
Economic Freedom of the World Index. Source: Fraser Institute, 2016. It measures the degree to which the policies and institutions of countries are supportive of economic freedom. The cornerstones of economic freedom are personal choice, voluntary exchange, freedom to compete, and security of privately owned property. Forty-two data points are used to construct a summary index and to measure the degree of economic freedom in five broad areas: Size of Government: Expenditures, Taxes, and Enterprises; Legal Structure and Security of Property Rights; Access to Sound Money; Freedom to Trade Internationally; Regulation of Credit, Labor, and Business.

Jonathan E. Lewis	Iraj Kani, PhD
Lead Portfolio Manager	Co-Portfolio Manager

DEFINITIONS AND DISCLOSURES

Index Definitions
•	The Chicago Board Options Exchange Volatility Index (VIX) is an expectation of 30-day future price volatility implied by options contract prices.

•	U.S. Dollar Index is a measure of the value of the U.S. dollar relative to the majority of its most significant trading partners.

•	JPM EM Volatility Index follows implied volatility on emerging market currencies versus the U.S. dollar.

A currency is a form of monetary units issued by a sovereign nation as a mode of exchange.  Currencies are stores of value subject to trading between nations and investors in foreign exchange markets, which determine the relative value of different currencies.  The value of a currency is determined in comparison to another reference currency; thus, the value of one currency relative to another could rise due to strengthening economic conditions in the first nation and/or weakening economic conditions in the second.  Since governments and their constituent central banks retain control over coinage and issuance, the value of currencies may also be affected by government fiscal policy, central bank monetary action, and trade policy (including tariffs, currency pegs, and capital controls).  Further, non-US Dollar-denominated short duration fixed income securities often proxy for currencies, but like other fixed income securities, introduce an element of interest rate risk as well.

The Fiera Capital STRONG Nations Currency Fund is distributed by Quasar Distributors, LLC.

It is not possible to invest directly in an index.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. For more complete information regarding performance and holdings, please refer to the schedule of investments of this report.

Must be preceded or accompanied by a Prospectus.

Mutual fund investing involves risk. Principal loss is possible. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater for investments in emerging markets. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings or geographical areas than a diversified fund. The Fund may also invest in gold, which involves additional risks, such as the possibility for substantial price fluctuations over a short period of time. Derivatives may involve certain costs and risks such as liquidity, interest rate, market, credit, management and the risk that a position could be closed when most advantageous. Investing in derivatives could lose more than the amount invested. The Fund may make short sales of securities, which involves the risk that losses may exceed the original amount invested. Diversification does not assure a profit, nor does it protect against a loss in a declining market.

Fiera Capital STRONG Nations Currency Fund
Expense Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (3/1/18 – 8/31/18).

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses.  In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent.  IRA accounts will be charged a $15.00 annual maintenance fee.  To the extent the Fund invests in shares of exchange-traded funds or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  These expenses are not included in the example.  The example includes, but is not limited to, management fees, fund administration and accounting, custody and transfer agent fees.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Fiera Capital STRONG Nations Currency Fund
Expense Example (Continued)
(Unaudited)

	Institutional Class
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	March 1, 2018 -
	March 1, 2018	August 31, 2018	August 31, 2018*
Actual	$1,000.00	$ 963.90	$4.95
Hypothetical (5% return
before expenses)	$1,000.00	$1,020.16	$5.09

*	Expenses are equal to the Fund’s annualized net expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Fiera Capital STRONG Nations Currency Fund
Investment Highlights
(Unaudited)

The Fund seeks to generate positive returns with limited drawdowns over full market cycles and to provide investors with the diversification benefits of currencies as an asset class through investments in currencies that are associated with strong nations.  The Fund focuses on the currencies of nations with healthy economies and financial systems, healthy fiscal trends, more democratic governance, rule of law, transparency and with societies that are becoming more free.  We will also seek to hedge foreign currency exposures back into the dollar during periods of dollar rally.

STRONG nations are nations and regions that share the following characteristics:

S	Sustainability
Healthy Fiscal Trends
T	Transparency
Readily Available Data
R	Regulatory Quality
Rule of Law
O	Openness
Freer Countries and FX (foreign exchange or Forex) Rates
N	National Fundamentals
Healthier Economies and Financial Systems
G	Governance
More Democratic

Allocation of Securities
(% of Investments)*

*	As of August 31, 2018

Fiera Capital STRONG Nations Currency Fund
Investment Highlights (Continued)
(Unaudited)

Average Annual Returns – As of August 31, 2018

				Since
	One	Three	Five	Inception
	Year	Years	Years	(8/31/12)
Institutional Class	(5.82)%	(0.37)%	(2.72)%	(3.01)%
ICE BofA Merrill Lynch
3 Month Treasury Bill Index	1.52%	0.79%	0.49%	0.42%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-844-GOFIERA (1-844-463-4372).

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made solely on returns.

Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The graph illustrates performance of a hypothetical investment made in Institutional Class shares of the Fund and a broad-based securities index on August 31, 2012, the inception date of the Fund.  The graph does not reflect any future performance.

The ICE BofA Merrill Lynch 3 Month Treasury Bill Index is an unmanaged index that tracks 3 month U.S. government securities.  One cannot invest directly in an index.

Fiera Capital STRONG Nations Currency Fund
Investment Highlights (Continued)
(Unaudited)

Institutional Class
Growth of $100,000 Investment

*	Inception Date

Fiera Capital STRONG Nations Currency Fund

Schedule of Investments

August 31, 2018

	Principal
	Amount	Currency	Value
AUSTRALIA – 6.81%
Foreign Government Bonds – 6.81%
Australian Government Bond
3.250%, 10/21/2018	2,500,000	AUD	$1,800,593
1.750%, 11/21/2020	3,250,000	AUD	2,325,600
TOTAL AUSTRALIA (Cost $4,416,399)			4,126,193

CANADA – 2.21%
Foreign Government Bonds – 2.21%
Canadian Government Bond
0.500%, 11/01/2018	1,750,000	CAD	1,338,971
TOTAL CANADA (Cost $1,303,400)			1,338,971

	Shares
GOLD – 8.48%
iShares Gold Trust (a)	223,638	USD	2,571,837
SPDR Gold Shares (a)	22,656	USD	2,571,683
TOTAL GOLD (Cost $4,889,969)			5,143,520

	Principal
	Amount
NEW ZEALAND – 5.27%
Foreign Government Bonds – 5.27%
New Zealand Government Bond
5.000%, 03/15/2019	4,750,000	NZD	3,197,816
TOTAL NEW ZEALAND
(Cost $3,536,610)			3,197,816

	Shares
SILVER – 1.40%
iShares Silver Trust (a)	62,210	USD	849,166
TOTAL SILVER (Cost $1,006,272)			849,166

The accompanying notes are an integral part of these financial statements.

Fiera Capital STRONG Nations Currency Fund

Schedule of Investments (Continued)

August 31, 2018

	Shares	Currency	Value
UNITED STATES – 74.63%
Money Market Funds – 9.44%
Fidelity Investments Money Market Funds –
Government Portfolio – Class I, 1.820% (b)	5,725,520	USD	$5,725,520

	Principal
	Amount
U.S. Government Notes/Bonds – 63.63%
United States Treasury Note/Bond
0.750%, 07/15/2019	4,000,000	USD	3,942,969
1.000%, 11/30/2019	5,000,000	USD	4,907,422
1.250%, 01/31/2020	5,000,000	USD	4,910,645
1.375%, 04/30/2020	10,000,000	USD	9,802,734
1.375%, 08/31/2020	9,500,000	USD	9,270,107
1.125%, 06/30/2021	6,000,000	USD	5,747,344
			38,581,221
U.S. Treasury Bill – 1.56%
United States Treasury Bill
2.011%, 10/18/2018 (c)	950,000	USD	947,704
TOTAL UNITED STATES
(Cost $46,038,424)			45,254,445
Total Investments
(Cost $61,191,074) – 98.80%			59,910,111
Other Assets in Excess of Liabilities – 1.20%			726,706
TOTAL NET ASSETS – 100.00%			$60,636,817

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Seven day yield as of August 31, 2018.
(c)	Rate shown is effective yield based on the purchase price. The calculation assumes the security is held to maturity.

Currency abbreviations:
AUD – Australian Dollar
CAD – Canadian Dollar
NZD – New Zealand Dollar
USD – U.S. Dollar

The accompanying notes are an integral part of these financial statements.

Fiera Capital STRONG Nations Currency Fund

Schedule of Open Forward Foreign Currency Contracts

August 31, 2018

Purchase Contracts:
		Amount of		Amount of
	Forward	Currency to		Currency to		Unrealized
	Settlement	be Received in		be Delivered in		Appreciation/
Counterparty	Date	Local Currency		Local Currency		(Depreciation)
Citigroup, Inc.	9/28/18	CAD	2,375,000	USD	1,822,224	$(1,327)
State Street Bank & Trust Co.	9/28/18	CHF	3,100,000	USD	3,186,569	19,459
State Street Bank & Trust Co.	9/28/18	CLP	2,014,000,000	USD	3,044,596	(86,403)
J.P. Morgan Chase Bank, N.A.	9/27/18	CZK	67,300,000	USD	3,039,571	(6,908)
Standard Chartered Bank	9/27/18	ILS	11,300,000	USD	3,124,136	16,325
Standard Chartered Bank	9/28/18	KRW	3,402,000,000	USD	3,045,113	12,987
State Street Bank & Trust Co.	9/28/18	MXN	28,700,000	USD	1,517,474	(22,029)
J.P. Morgan Chase Bank, N.A.	9/28/18	NOK	26,400,000	USD	3,146,104	5,449
State Street Bank & Trust Co.	9/28/18	SEK	28,750,000	USD	3,170,240	(19,702)
Citigroup, Inc.	9/28/18	SGD	4,150,000	USD	3,041,490	(16,788)
Standard Chartered Bank	9/28/18	TWD	93,300,000	USD	3,048,023	(4,932)
						$(103,869)

Sales Contracts:
		Amount of		Amount of
	Forward	Currency to		Currency to		Unrealized
	Settlement	be Received in		be Delivered in		Appreciation/
Counterparty	Date	Local Currency		Local Currency		(Depreciation)
Citigroup, Inc.	9/28/18	USD	1,105,186	AUD	1,500,000	$26,872
Standard Chartered Bank	9/28/18	USD	836,446	NZD	1,250,000	9,453
						$36,325
						$(67,544)

Currency abbreviations:
AUD – Australian Dollar	MXN – Mexican Peso
CAD – Canadian Dollar	NOK – Norwegian Krone
CHF – Swiss Franc	NZD – New Zealand Dollar
CLP – Chilean Peso	SEK – Swedish Krona
CZK – Czech Koruna	SGD – Singapore Dollar
ILS – Israeli New Shekel	TWD – Taiwan Dollar
KRW – South Korean Won	USD – U.S. Dollar

The accompanying notes are an integral part of these financial statements.

Fiera Capital STRONG Nations Currency Fund

Statement of Assets and Liabilities

August 31, 2018

ASSETS
Investments, at value (cost $61,191,074)	$59,910,111
Foreign currency, at value (cost $948,067)	942,535
Interest receivable	193,508
Unrealized appreciation on forward foreign currency contracts	90,545
Other assets	13,880
TOTAL ASSETS	61,150,579

LIABILITIES
Payables:
Payable for Fund shares redeemed	265,000
To affiliates	28,015
To adviser	23,482
Unrealized depreciation on forward foreign currency contracts	158,089
Accrued expenses and other liabilities	39,176
TOTAL LIABILITIES	513,762
NET ASSETS	$60,636,817

Net assets consist of:
Paid-in capital	$64,929,130
Accumulated undistributed net investment loss	(1,620,347)
Accumulated net realized loss	(1,313,118)
Net unrealized depreciation on:
Investments	(1,280,963)
Forward foreign currency contracts	(67,544)
Foreign currency translations	(10,341)
NET ASSETS	$60,636,817

Shares of beneficial interest outstanding (unlimited
number of shares authorized $0.001 par value)	3,716,734
Net asset value, redemption price and offering price per share	$16.31

The accompanying notes are an integral part of these financial statements.

Fiera Capital STRONG Nations Currency Fund

Statement of Operations

For the Year Ended August 31, 2018

INVESTMENT INCOME
Interest income	$815,116
TOTAL INVESTMENT INCOME	815,116

EXPENSES
Management fees	474,449
Administration and accounting fees	86,108
Custody fees	38,288
Transfer agent fees and expenses	37,233
Audit and tax fees	33,282
Legal fees	22,461
Federal and state registration fees	21,304
Chief Compliance Officer fees	11,994
Trustees’ fees and related expenses	7,428
Reports to shareholders	6,602
Other expenses	8,771
TOTAL EXPENSES	747,920
Less expense waiver by Adviser (Note 4)	(68,448)
NET EXPENSES	679,472
NET INVESTMENT INCOME	135,644

REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS
Net realized loss on:
Investments	(140,331)
Forward foreign currency contracts	(884,390)
Foreign currency transactions	(216,033)
(1,240,754)
Net change in unrealized appreciation (depreciation) on:
Investments	(2,235,199)
Forward contracts	(787,890)
Foreign currency transactions	28,385
(2,994,704)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(4,235,458)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(4,099,814)

The accompanying notes are an integral part of these financial statements.

Fiera Capital STRONG Nations Currency Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	August 31, 2018	August 31, 2017
FROM OPERATIONS
Net investment income (loss)	$135,644	$(59,338)
Net realized gain (loss) on:
Investments	(140,331)	(527,282)
Forward foreign currency contracts	(884,390)	552,652
Foreign currency transactions	(216,033)	515,005
Net change in unrealized
appreciation (depreciation) on:
Investments	(2,235,199)	751,590
Forward foreign currency contracts	(787,890)	1,063,021
Foreign currency transactions	28,385	(12,218)
Net increase (decrease) in net
assets from operations	(4,099,814)	2,283,430

FROM DISTRIBUTIONS
Net investment income	(1,241,138)	—
Net decrease in net assets
resulting from distributions paid	(1,241,138)	—

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	501,215	8,673,678
Net asset value of shares issued
to shareholders in payment of
distributions declared	1,035,697	—
Payments for shares redeemed	(12,201,064)	(11,874,598)
Net decrease in net assets
from capital share transactions	(10,664,152)	(3,200,920)
TOTAL DECREASE IN NET ASSETS	(16,005,104)	(917,490)

NET ASSETS:
Beginning of Year	76,641,921	77,559,411
End of Year	$60,636,817	$76,641,921
ACCUMULATED NET
INVESTMENT INCOME/(LOSS)	$(1,620,347)	$585,570

The accompanying notes are an integral part of these financial statements.

Fiera Capital STRONG Nations Currency Fund

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Year

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,	August 31,
	2018	2017	2016	2015	2014
Net Asset Value,
Beginning of Year	$17.64	$17.09	$16.80	$18.40	$19.07

Income from
investment operations:
Net investment income (loss)(1)	0.03	(0.01)	(0.01)	(0.01)	(0.01)
Net realized and unrealized
gain (loss) on investments	(1.05)	0.56	0.30	(1.59)	(0.66)
Total from
investment operations	(1.02)	0.55	0.29	(1.60)	(0.67)

Less distributions paid:
From net investment income	(0.31)	—	—	—	(0.00	)(2)
Total distributions paid	(0.31)	—	—	—	—

Net Asset Value, End of Year	$16.31	$17.64	$17.09	$16.80	$18.40

Total return	(5.82)%	3.22%	1.73%	(8.70)%	(3.51)%

Supplemental Data and Ratios:
Net assets,
end of year (000’s)	$60,637	$76,642	$77,559	$82,658	$75,889

Ratio of expenses
to average net assets:
Before waivers and
reimbursements of expenses	1.10%	1.08%	1.04%	1.05%	1.20%
After waivers and
reimbursements of expenses	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income/(loss)
to average net assets:
Before waivers and
reimbursements of expenses	0.10%	(0.15)%	(0.11)%	(0.11)%	(0.23)%
After waivers and
reimbursements of expenses	0.20%	(0.07)%	(0.07)%	(0.06)%	(0.03)%
Portfolio turnover rate	29.58%	46.42%	237.80%	311.92%	131.27%

(1)	Per share net investment income/(loss) was calculated using average shares outstanding.
(2)	Rounds to less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

Fiera Capital STRONG Nations Currency Fund
Notes to Financial Statements
August 31, 2018

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Fiera Capital STRONG Nations Currency Fund (the “Fund”), formerly known as the Samson STRONG Nations Currency Fund, represents a distinct series with its own investment objective and policies within the Trust.  The investment objective of the Fund is to generate positive returns with limited drawdowns over full market cycles and to provide investors with the diversification benefits of currencies as an asset class through investments in currencies that are associated with strong nations.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.  The assets of the Fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.  The Fund currently offers only Institutional Class shares. Effective May 30, 2014, the Fund ceased offering its Investor Class shares to the public and began offering Institutional Class shares only.  The remaining Investor Class shares converted to Institutional Class shares on May 30, 2014.  The Fund became effective on August 31, 2012 and commenced investment operations on September 1, 2012.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

(a) Investment Valuation

Each security owned by the Fund that is listed on a securities exchange, except for securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”), is valued at its last sale price on that exchange on the date as of which assets are valued.  Debt securities are valued at the mean between the bid and ask prices provided by an approved independent pricing service.  Forward currency contracts are valued at the mean between the bid and asked prices by an approved pricing service.

If the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded.  Portfolio securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day

Fiera Capital STRONG Nations Currency Fund
Notes to Financial Statements (Continued)
August 31, 2018

such security is being valued.  The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a pricing service.

If market quotations are not readily available, a security or other asset will be valued at its fair value as determined under fair value pricing procedures approved by the Board of Trustees.  These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value.  The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.  The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Trust’s valuation committee.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier.  Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service or reporting agency.  All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved pricing service. Pricing services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a pricing service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer.  In the absence of available quotations, the securities will be priced at fair value.  Any discount or premium is accreted or amortized using the constant yield method until maturity.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day.  All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

FASB Accounting Standards Codification, “Fair Value Measurement” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a

Fiera Capital STRONG Nations Currency Fund
Notes to Financial Statements (Continued)
August 31, 2018

hierarchy for measuring fair value.  ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.

Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of August 31, 2018:

	Level 1	Level 2	Level 3	Total
Equities:
Gold Funds	$5,143,520	$—	$—	$5,143,520
Silver Funds	849,166	—	—	849,166
Total Equities	$5,992,686	$—	$—	$5,992,686
Fixed Income(1):
Foreign Government Bonds	$—	$8,662,980	$—	$8,662,980
U.S. Government Bills	—	947,704	—	947,704
U.S. Government
Notes/Bonds	—	38,581,221	—	38,581,221
Total Fixed Income	$—	$48,191,905	$—	$48,191,905
Short-Term Investments	$5,725,520	$—	$—	$5,725,520
Total Investments
in Securities	$11,718,206	$48,191,905	$—	$59,910,111
Other Financial
Instruments(2)	$—	$(67,544)	$—	$(67,544)

(1)	See the Schedule of Investments for geographic classifications.
(2)
Other financial instruments are forward contracts which are reflected at the net unrealized appreciation (depreciation) of the instrument.  See Schedule of Open Forward Foreign Currency Contracts for a list of purchases and sales contracts.

During the year ended August 31, 2018, there were no transfers between levels for the Fund. The Fund did not hold any Level 3 securities during the year.

Fiera Capital STRONG Nations Currency Fund
Notes to Financial Statements (Continued)
August 31, 2018

(b) Foreign Securities and Currency Transactions

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Realized foreign exchange gains or losses arising from sales of portfolio securities and sales and maturities of short-term securities are reported within realized gain (loss) on investments.  Net unrealized foreign exchange gains and losses arising from changes in the values of investments in securities from fluctuations in exchange rates are reported within unrealized gain (loss) on investments.

(c) Derivative Instruments

In pursuing its investment objective, the Fund may enter into derivative currency transactions, including currency forwards.  The Fund’s investments in derivative currency transactions may result in net short exposure to a particular currency that is not offset by a long position in another currency.  The Fund may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets.

The fair value of derivative instruments as reported within the Statement of Assets and Liabilities as of August 31, 2018 was as follows:

	Asset Derivatives
Derivatives not accounted	Statement of Assets and
for as hedging instruments	Liabilities Location	Value
Foreign Exchange Contracts –	Appreciation on
Forward Currency Contracts	forward foreign
	currency contracts	$90,545
Total		$90,545

	Liability Derivatives
Derivatives not accounted	Statement of Assets and
for as hedging instruments	Liabilities Location	Value
Foreign Exchange Contracts –	Depreciation on
Forward Currency Contracts	forward foreign
	currency contracts	$158,089
Total		$158,089

Fiera Capital STRONG Nations Currency Fund
Notes to Financial Statements (Continued)
August 31, 2018

The effect of derivative instruments on the Statement of Operations for the year ended August 31, 2018 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted	Forward Foreign
for as hedging instruments	Currency Contracts
Foreign Exchange Contracts –
Forward Currency Contracts	$(884,390)
Total	$(884,390)

Change in Unrealized Appreciation or (Depreciation)
on Derivatives Recognized in Income
Derivatives not accounted	Forward Foreign
for as hedging instruments	Currency Contracts
Foreign Exchange Contracts –
Forward Currency Contracts	$(787,890)
Total	$(787,890)

The Fund is not subject to any Master Netting Arrangements; therefore, the Fund does not offset any assets or liabilities.

The average monthly notional amount of forward currency contracts, in U.S. dollars, during the year ended August 31, 2018 were as follows:

Purchase Contracts	Sales Contracts
$29,593,462	$6,977,778

Forward Currency Contracts

The Fund may enter into foreign currency forward exchange contracts.  When entering into a forward currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price at a future date.  The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss.  The Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(d) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes.  Therefore, no federal income tax provision has been provided.

Fiera Capital STRONG Nations Currency Fund
Notes to Financial Statements (Continued)
August 31, 2018

(e) Distributions to Shareholders

The Fund will distribute any net investment income at least annually.  The Fund will distribute any net realized long or short-term capital gains at least annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.  Distributions to shareholders are recorded on the ex-dividend date.  The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

Income and capital gain distributions may differ from GAAP, primarily due to timing differences in the recognition of income and gains and losses by the Fund.  To the extent that these differences are attributable to permanent book and tax accounting differences, they are reclassified in the components of net assets.

(f) Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

(g) Share Valuation

The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the NYSE is closed for trading.

(h) Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are typically allocated evenly between the funds of the Trust, or other equitable means.

(i) Other

Investment transactions are recorded on the trade date.  The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds.  Dividend income and expense is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Fiera Capital STRONG Nations Currency Fund
Notes to Financial Statements (Continued)
August 31, 2018

(3)	Federal Tax Matters

The tax character of distributions paid during the years ended August 31, 2018 and 2017 were as follows:

	Ordinary	Long-Term
	Income	Capital Gain
August 31, 2018	$1,241,138	$—
August 31, 2017	$—	$—

As of August 31, 2018, the components of accumulated earnings (losses) on a tax basis were as follows:

Cost basis of investments for federal income tax purposes	$62,262,012
Gross tax unrealized appreciation	379,801
Gross tax unrealized depreciation	(1,861,520)
Net tax unrealized depreciation	(1,481,719)
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	—
Other accumulated losses	(2,810,594)
Total accumulated losses	$(4,292,313)

At August 31, 2018 the Fund deferred, on a tax basis, late-year ordinary losses and post-October capital losses of:

Ordinary	Capital
$(1,666,171)	$—

At August 31, 2018 the Fund had tax basis capital losses which may be carried forward to offset future capital gains indefinitely.  To the extent that the Fund may realize future net capital gains, those gains will be offset by any of the unused capital loss carryforward.

Short-Term	Long-Term
$367,286	$822,961

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the year ended August 31, 2018, the following reclassifications were made for permanent tax differences on the Statement of Assets and Liabilities.

Accumulated Undistributed Net Investment Income	$(1,100,423)
Accumulated Net Realized Loss	1,100,423
Paid-in Capital	—

Fiera Capital STRONG Nations Currency Fund
Notes to Financial Statements (Continued)
August 31, 2018

The Fund had no material uncertain tax positions and has not recorded a liability for unrecognized tax benefits as of August 31, 2018.  The Fund recognized no interest and penalties related to uncertain tax benefits during the fiscal year 2018.  At August 31, 2018, the fiscal years 2015-2018 remained open to examination in the Fund’s major tax jurisdictions.

(4)	Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Fund.  Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Adviser for its management services at the annual rate of 0.70% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse the Fund’s expenses at least through December 29, 2019 to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of any front-end or contingent deferred loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage (i.e., any expenses incurred in connection with borrowings made by the Fund), interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses, expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation) do not exceed 1.00% (the “Expense Limitation Cap”) of the average daily net assets of the Fund.  For the year ended August 31, 2018, expenses of $68,448 were waived or reimbursed by the Adviser.  Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period do not exceed the lesser of: (1) the Expense Limitation Cap in place at the time of the waiver or reimbursement, or (2) the Expense Limitation Cap in place at the time of recoupment; provided, however, that the Adviser shall only be entitled to recoup such amounts over the following three years from the date of the waiver or reimbursement. The following table details the remaining waived or reimbursed expenses subject to potential recovery expiring:

August 31, 2019	$31,381
August 31, 2020	$55,186
August 31, 2021	$68,448

(5)	Related Party Transactions

U.S. Bancorp Fund Services, LLC (doing business as U.S. Bank Global Fund Services (“Fund Services”)) acts as the Fund’s Administrator under an Administration Agreement.  Fund Services prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the

Fiera Capital STRONG Nations Currency Fund
Notes to Financial Statements (Continued)
August 31, 2018

Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses; and reviews the Fund’s expense accruals.  Fund Services also serves as the fund accountant and transfer agent to the Fund.  U.S. Bank, N.A. (“US Bank”), an affiliate of Fund Services, serves as the Fund’s custodian.  The trust’s Chief Compliance Officer is also an employee of Fund Services.  Fees and expenses incurred for the year ended August 31, 2018, and owed as of August 31, 2018, are as follows:

	Incurred	Owed
Administration and Accounting	$86,108	$13,673
Transfer Agency	$37,233	$6,320
Custody	$38,288	$6,026
Chief Compliance Officer	$11,994	$1,996

The Fund also has a line of credit with US Bank (see Note 8).

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of Fund Services and US Bank.

Certain officers of the Fund are also employees of Fund Services. A Trustee of the Trust is affiliated with Fund Services and US Bank. This same Trustee is an interested person of the Distributor.

(6)	Capital Share Transactions

Transactions in shares of the Fund were as follows:

	Year Ended	Year Ended
	August 31, 2018	August 31, 2017
Shares sold	29,152	518,734
Shares redeemed	(720,055)	(710,144)
Shares issued in reinvestment of dividends	61,722	—
Net decrease	(629,181)	(191,410)

(7)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the year ended August 31, 2018, are summarized below.

Purchases
U.S. Government	$12,830,449
Other	5,393,184
Sales
U.S. Government	$16,658,992
Other	7,322,286

Fiera Capital STRONG Nations Currency Fund
Notes to Financial Statements (Continued)
August 31, 2018

(8)	Line of Credit

The Fund has a line of credit in the amount of the lesser of $3,000,000 or 33.33% of the fair value of unencumbered assets of the Fund, as defined, which matures on August 9, 2019.  This unsecured line of credit is intended to provide short-term financing, if necessary, and subject to certain restrictions, in connection with shareholder redemptions.  Interest was scheduled to be incurred at the prime rate of 4.25% from September 1, 2017 through December 13, 2017, 4.50% from December 14, 2017 through March 21, 2018, 4.75% from March 22 through June 13, 2018, and 5.00% thereafter.  The credit facility is with the Fund’s custodian, US Bank.  During the year ended August 31, 2018, the Fund did not utilize the line of credit.

(9)	New Accounting Pronouncement

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.  The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date.  The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity.  The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018.  Management is currently evaluating the impact, if any, of applying this accounting standard.

(10)	Subsequent Events

Management has evaluated subsequent events after August 31, 2018 and through the date the financial statements were issued and determined there were no subsequent events that would require recognition or disclosure in financial statements.

Fiera Capital STRONG Nations Currency Fund
Report of Independent Registered Public Accounting Firm

To the Shareholders of Fiera Capital STRONG Nations Currency Fund and
Board of Trustees of Trust for Professional Managers:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Fiera Capital STRONG Nations Currency Fund (the “Fund”), a portfolio of the diversified series constituting Trust for Professional Managers, as of August 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2018, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche, LLP

Milwaukee, Wisconsin
October 29, 2018

We have served as the auditor of one or more Trust for Professional Managers’ investment companies since 2002.

Fiera Capital STRONG Nations Currency Fund
Basis for Trustees’ Approval of Investment Advisory Agreement

BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on August 20, 2018 to consider the renewal of the Investment Advisory Agreement (the “Agreement”) between the Trust, on behalf of the Fiera Capital STRONG Nations Currency Fund (the “Fund”), a series of the Trust, and Fiera Capital Inc., the Fund’s investment adviser (the “Adviser”).  The Trustees also met at a prior meeting held on June 25, 2018 (the “June 25, 2018 meeting”) to review materials related to the renewal of the Agreement.  Prior to these meetings, the Trustees requested and received materials to assist them in considering the renewal of the Agreement.  The materials provided contained information with respect to the factors enumerated below, including a copy of the Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Agreement, detailed comparative information relating to the Fund’s performance, as well as the management fees and other expenses of the Fund, due diligence materials relating to the Adviser (including a due diligence questionnaire completed on behalf of the Fund by the Adviser, the Adviser’s Form ADV, select financial statements of the Adviser, bibliographic information of the Adviser’s key management and compliance personnel, comparative fee information for the Fund and the Adviser’s other separately-managed accounts and a summary detailing key provisions of the Adviser’s written compliance program, including its code of ethics) and other pertinent information.  The Trustees also received information periodically throughout the year that was relevant to the Agreement renewal process, including performance, management fee and other expense information.  Based on their evaluation of the information provided by the Adviser, in conjunction with the Fund’s other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the continuation of the Agreement for an additional one-year term ending August 31, 2019.

DISCUSSION OF FACTORS CONSIDERED

In considering the renewal of the Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUND

The Trustees considered the nature, extent and quality of services provided by the Adviser to the Fund and the amount of time devoted by the Adviser’s staff to the Fund’s operations.  The Trustees considered the Adviser’s specific responsibilities in all aspects of day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of Iraj Khani, Ph.D., the Fund’s sole portfolio

Fiera Capital STRONG Nations Currency Fund
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued)

manager as of March 31, 2018, and other key personnel at the Adviser involved in the day-to-day activities of the Fund.  The Trustees reviewed information provided by the Adviser in a due diligence summary, including the structure of the Adviser’s compliance program and discussed the Adviser’s marketing activities and its continuing commitment to the Fund.  The Trustees noted that during the course of the prior year they had met with the Adviser in person to discuss various performance, marketing and compliance issues.  The Trustees also noted any services that extended beyond portfolio management, and they considered the brokerage practices of the Adviser.  The Trustees discussed in detail the Adviser’s handling of compliance matters, including the reports of the Trust’s chief compliance officer to the Trustees on the effectiveness of the Adviser’s compliance program.  The Trustees concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Agreement and that the nature, overall quality and extent of the management services to be provided to the Fund, as well as the Adviser’s compliance program, were satisfactory and reliable.

2.	INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER

The Trustees discussed the performance of the Fund for the year-to-date, one-year, three-year and five-year periods ended April 30, 2018.  In assessing the quality of the portfolio management services delivered by the Adviser, the Trustees also compared the short-term and longer-term performance of the Fund on both an absolute basis and in comparison to a benchmark index (the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index), the U.S. Dollar Inverse Index, and in comparison to a peer group of U.S. open-end multicurrency funds in the Fund’s current Morningstar category as constructed by data presented by Morningstar Direct (the “Morningstar Peer Group”).  The Trustees noted that the Adviser did not manage any other accounts with the same or similar investment strategies as the Fund.

The Trustees noted the Fund’s performance for the one-year period ended April 30, 2018 was above that of the Morningstar Peer Group median, and that the Fund’s performance for each of the year-to-date, three-year and five-year periods ended April 30, 2018 was below that of the Morningstar Peer Group median.  The Trustees further noted that for the quarter, three-year, five-year and since inception periods ended March 31, 2018, the Fund underperformed the Bank of America/Merrill Lynch Three-Month U.S. Treasury Bill Index, but outperformed the Index for the one-year period.  The Trustees also noted that, for the each of the quarter, one-year, three-year, five-year and since inception periods ended March 31, 2018, the Fund underperformed the U.S. Dollar Inverse Index.

Fiera Capital STRONG Nations Currency Fund
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued)

After considering all of the information, the Trustees concluded that the performance obtained by the Adviser for the Fund was satisfactory under current market conditions.  Although past performance is not a guarantee or indication of future results, the Trustees determined that the Fund and its shareholders were likely to benefit from the Adviser’s continued management.

3.	COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISER

The Trustees considered the cost of services and the structure of the Adviser’s fees, including a review of the expense analyses and other pertinent material with respect to the Fund.  The Trustees reviewed the related statistical information and other materials provided, including the comparative expenses, expense components and peer group selection.  The Trustees considered the cost structure of the Fund relative to its Morningstar Peer Group.

The Trustees also considered the overall profitability of the Adviser, reviewing the Adviser’s financial information and noting that the Adviser had provided substantial subsidies for the Fund’s operations since its inception and had not yet recouped those subsidies.  The Trustees also examined the level of profits that could be expected to accrue to the Adviser from the fees payable under the Agreement and the expense subsidization undertaken by the Adviser with respect to the Fund, as well as the Fund’s brokerage commissions, noting the Adviser makes no effort to seek soft dollar arrangements.  These considerations were based on materials requested by the Trustees and the Funds’ administrator specifically for the June 25, 2018 meeting and the August 20, 2018 meeting at which the Advisory Agreement was formally considered, as well as the reports made by the Adviser over the course of the year.

The Trustees noted that the Fund’s contractual management fee of 0.70% was below the Morningstar Peer Group average of 0.87%.  The Trustees observed that the Fund’s total expense ratio (net of fee waivers and expense reimbursements and excluding the Fund’s Rule 12b-1 fee) of 1.00% was just below the Morningstar Peer Group average (which excludes Rule 12b-1 fees) of 1.07%.

The Trustees concluded that the Fund’s expenses and the management fees paid to the Adviser were fair and reasonable in light of the comparative performance, expense and management fee information.  The Trustees noted, based on a profitability analysis prepared by the Adviser, that the Adviser’s profit from sponsoring the Fund had not been, and currently was not, excessive and the Trustees further concluded that the Adviser maintained adequate profit levels to support the services to the Fund from the revenues of its overall investment advisory business, despite its subsidies to support the Fund’s operations.

Fiera Capital STRONG Nations Currency Fund
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued)

4.	EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS

The Trustees compared the Fund’s expenses relative to its peer group and discussed realized and potential economies of scale.  The Trustees also reviewed the structure of the Fund’s management fee and whether the Fund was large enough to generate economies of scale for shareholders or whether economies of scale would be expected to be realized as Fund assets grow (and if so, how those economies of scale were being or would be shared with shareholders).  The Trustees noted the fee waivers, expense reimbursements and potential recoupments by the Adviser with respect to the Fund.  The Trustees noted that the Fund’s management fee structure did not contain any breakpoint reductions as the Fund’s assets grow in size, but that the feasibility of incorporating breakpoints would continue to be reviewed on a regular basis.  With respect to the Adviser’s fee structure and any applicable expense waivers, the Trustees concluded that the current fee structure was reasonable and reflected a sharing of economies of scale between the Adviser and the Fund at the Fund’s current asset levels.

5.	BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND

The Trustees considered the direct and indirect benefits that could be realized by the Adviser from its association with the Fund.  The Trustees examined the brokerage and commissions of the Adviser with respect to the Fund, noting that the Adviser receives no soft dollar benefits from its relationship with the Fund.  The Trustees concluded that the benefits the Adviser may receive, such as greater name recognition or greater exposure to press coverage appear to be reasonable, and in many cases may benefit the Fund.

CONCLUSIONS

The Trustees considered all of the foregoing factors.  In considering the renewal of the Advisory Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances.  Based on this review, the Trustees, including a majority of the Independent Trustees, approved the continuation of the Advisory Agreement for an additional term ending August 31, 2019 as being in the best interests of the Fund and its shareholders.

Fiera Capital STRONG Nations Currency Fund
Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

•	information we receive about you on applications or other forms;

•	information you give us orally; and

•	information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

Fiera Capital STRONG Nations Currency Fund
Additional Information
(Unaudited)

Tax Information

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended August 31, 2018.

Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Board of Trustees.  Information pertaining to the Trustees of the Trust is set forth below.  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-844-GOFIERA (1-844-463-4372).

			Number of		Other
		Term of	Portfolios	Principal	Directorships
Name,	Position(s)	Office and	in Trust	Occupation(s)	Held by Trustee
Address and	Held with	Length of	Overseen	During the	During the
Year of Birth	the Trust	Time Served	by Trustee	Past Five Years	Past Five Years

Independent Trustees

Michael D. Akers, Ph.D.	Trustee	Indefinite	30	Professor,	Independent
615 E. Michigan St.		Term; Since		Department of	Trustee, USA
Milwaukee, WI 53202		August 22,		Accounting,	MUTUALS
Year of Birth: 1955		2001		Marquette University	(an open-end
				(2004–present);	investment
				Chair, Department	company with
				of Accounting,	three portfolios).
Marquette University
(2004–2017).

Gary A. Drska	Trustee	Indefinite	30	Pilot, Frontier/	Independent
615 E. Michigan St.		Term; Since		Midwest Airlines,	Trustee, USA
Milwaukee, WI 53202		August 22,		Inc. (airline company)	MUTUALS
Year of Birth: 1956		2001		(1986–present).	(an open-end
investment
company with
three portfolios).

Fiera Capital STRONG Nations Currency Fund
Additional Information (Continued)
(Unaudited)

			Number of		Other
		Term of	Portfolios	Principal	Directorships
Name,	Position(s)	Office and	in Trust	Occupation(s)	Held by Trustee
Address and	Held with	Length of	Overseen	During the	During the
Year of Birth	the Trust	Time Served	by Trustee	Past Five Years	Past Five Years

Jonas B. Siegel	Trustee	Indefinite	30	Retired	Independent
615 E. Michigan St.		Term; Since		(2011–present);	Trustee, Gottex
Milwaukee, WI 53202		October 23,		Managing Director,	Trust (an open-
Year of Birth: 1943		2009		Chief Administrative	end investment
				Officer (“CAO”) and	company)
				Chief Compliance	(2010–2016);
				Officer (“CCO”),	Independent
				Granite Capital	Manager,
				International Group,	Ramius IDF
				L.P. (an investment	fund complex
				management firm)	(two closed-end
				(1994–2011).	investment
companies)
(2010–2015);
Independent
Trustee, Gottex
Multi-Asset
Endowment fund
complex (three
closed-end
investment
companies)
(2010–2015);
Independent
Trustee, Gottex
Multi-Alternatives
fund complex
(three closed-end
investment
companies)
(2010–2015).

Fiera Capital STRONG Nations Currency Fund
Additional Information (Continued)
(Unaudited)

		Number of	Other
	Term of	Portfolios	Principal	Directorships
Name,	Position(s)	Office and	in Trust	Occupation(s)	Held by Trustee
Address and	Held with	Length of	Overseen	During the	During the
Year of Birth	the Trust	Time Served	by Trustee	Past Five Years	Past Five Years

Interested Trustee and Officers

Joseph C. Neuberger*	Chairperson	Indefinite	30	President (2017–	Trustee, USA
615 E. Michigan St.	and	Term; Since		present); Chief	MUTUALS
Milwaukee, WI 53202	Trustee	August 22,		Operating Officer	(an open-end
Year of Birth: 1962		2001		(2016–present);	investment
				Executive Vice	company)
				President, U.S.	(2001–2018);
				Bancorp Fund	Trustee, Buffalo
				Services, LLC	Funds (an open-
				(1994–2017).	end investment
company)
(2003–2017).

John P. Buckel	President	Indefinite	N/A	Vice President,	N/A
615 E. Michigan St.	and	Term; Since		U.S. Bancorp Fund
Milwaukee, WI 53202	Principal	January 24,		Services, LLC
Year of Birth: 1957	Executive	2013		(2004–present).
Officer

Jennifer A. Lima	Vice	Indefinite	N/A	Vice President,	N/A
615 E. Michigan St.	President,	Term; Since		U.S. Bancorp Fund
Milwaukee, WI 53202	Treasurer	January 24,		Services, LLC
Year of Birth: 1974	and	2013		(2002–present).
Principal
Financial
and
Accounting
Officer

*
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that he is a board member and an interested person of Quasar Distributors, LLC (the “Distributor”), the Fund’s principal underwriter.

Fiera Capital STRONG Nations Currency Fund
Additional Information (Continued)
(Unaudited)

			Number of		Other
		Term of	Portfolios	Principal	Directorships
Name,	Position(s)	Office and	in Trust	Occupation(s)	Held by Trustee
Address and	Held with	Length of	Overseen	During the	During the
Year of Birth	the Trust	Time Served	by Trustee	Past Five Years	Past Five Years

Elizabeth B. Scalf	Chief	Indefinite	N/A	Senior Vice	N/A
615 E. Michigan St.	Compliance	Term; Since		President, U.S.
Milwaukee, WI 53202	Officer,	July 1,		Bancorp Fund
Year of Birth: 1985	Vice	2017		Services, LLC
	President			(February 2017–
	and			present); Vice
	Anti-Money			President and
	Laundering			Assistant CCO,
	Officer			Heartland Advisors,
Inc. (December 2016–
January 2017); Vice
President and CCO,
Heartland Group,
Inc. (May 2016–
November 2016);
Vice President,
CCO and Senior Legal
Counsel (May 2016–
November 2016),
Assistant CCO and
Senior Legal Counsel
(January 2016–
April 2016), Senior
Legal and Compliance
Counsel (2013–2015),
Heartland Advisors, Inc.

Adam W. Smith	Secretary	Indefinite	N/A	Vice President,	N/A
615 E. Michigan St.		Term; Since		U.S. Bancorp Fund
Milwaukee, WI 53202		May 29,		Services, LLC
Year of Birth: 1981		2015		(2012–present).

Cullen O. Small	Assistant	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Treasurer	Term; Since		U.S. Bancorp Fund
Milwaukee, WI 53202		January 22,		Services, LLC
Year of Birth: 1987		2015		(2010–present).

Kelly A. Burns	Assistant	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Treasurer	Term; Since		U.S. Bancorp Fund
Milwaukee, WI 53202		April 23,		Services, LLC
Year of Birth: 1987		2015		(2011–present).

Melissa Aguinaga	Assistant	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Treasurer	Term; Since		U.S. Bancorp Fund
Milwaukee, WI 53202		July 1,		Services, LLC
Year of Birth: 1987		2015		(2010–present).

Fiera Capital STRONG Nations Currency Fund
Additional Information (Continued)
(Unaudited)

			Number of		Other
		Term of	Portfolios	Principal	Directorships
Name,	Position(s)	Office and	in Trust	Occupation(s)	Held by Trustee
Address and	Held with	Length of	Overseen	During the	During the
Year of Birth	the Trust	Time Served	by Trustee	Past Five Years	Past Five Years

Laura A. Carroll	Assistant	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Treasurer	Term; Since		U.S. Bancorp Fund
Milwaukee, WI 53202		August 20,		Services, LLC
Year of Birth: 1985		2018		(2007–present).

 (This Page Intentionally Left Blank.)

A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

Except for historical information contained in this report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995.  These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets.  These statements involve risks and uncertainties.  In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the Adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser or portfolio managers to implement their strategies efficiently and effectively.  Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION (Unaudited)

The Fund has adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies.  A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-844-GOFIERA (1-844-463-4372).  A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling, toll free, 1-844-GOFIERA (1-844-463-4372), or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends.  The Fund files the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters).  Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at www.sec.gov.  Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Fund reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-GOFIERA (1-844-463-4372) to request individual copies of these documents.  Once the Fund receives notice to stop householding, the Fund will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

Fiera Capital STRONG Nations Currency Fund

Investment Adviser	Fiera Capital Inc.
375 Park Avenue
8th Floor
New York, New York 10152

Legal Counsel	Godfrey & Kahn, S.C.
833 East Michigan Street
Suite 1800
Milwaukee, Wisconsin 53202

Independent Registered Public	Deloitte & Touche LLP
Accounting Firm	555 East Wells Street
Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant and	U.S. Bancorp Fund Services, LLC
Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
777 East Wisconsin Avenue
6th Floor
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

SZ-ANNUAL

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is incorporated by reference to the Registrant’s Form N-CSR filed on November 8, 2013.

Item 3. Audit Committee Financial Expert.

The registrant’s board of directors has determined that there is at least one audit committee financial expert serving on its audit committee.  Dr. Michael Akers is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.  Dr. Akers holds a Ph.D. in accountancy and is a professor of accounting at Marquette University in Milwaukee, Wisconsin.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 8/31/2018	FYE 8/31/2017
Audit Fees	$27,300	$26,400
Audit-Related Fees	$0	$0
Tax Fees	$5,560	$5,370
All Other Fees	$0	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Deloitte & Touche LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 8/31/2018	FYE 8/31/2017
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 8/31/2018	FYE 8/31/2017
Registrant	0	0
Registrant’s Investment Adviser	0	0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed November 8, 2013.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)*       /s/ John Buckel
John Buckel, President

Date     11/2/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ John Buckel
John Buckel, President

Date     11/2/2018

By (Signature and Title)*       /s/ Jennifer Lima
Jennifer Lima, Treasurer

Date     11/2/2018

* Print the name and title of each signing officer under his or her signature.